CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of comprehensive income [abstract]
Net income	₱ 10,735	₱ 26,676	₱ 24,580
OTHER COMPREHENSIVE LOSS - NET OF TAX (Note 6)
Foreign currency translation differences of subsidiaries	(207)	(329)	(27)
Net transactions on cash flow hedges:	(2,544)	(725)	(306)
Net fair value losses on cash flow hedges (Note 28)	(3,228)	(967)	(433)
Income tax related to fair value adjustments charged directly to equity (Note 28)	684	242	127
Fair value changes of financial assets at fair value through other comprehensive income (loss) (Note 25)		(2)	37
Net other comprehensive loss to be reclassified to profit or loss in subsequent years	(2,751)	(1,056)	(296)
Share in the other comprehensive income (loss) of associates and joint ventures accounted for using the equity method (Note 11)	(6)	23	(37)
Actuarial gains (losses) on defined benefit obligations:	2,500	2,908	(3,957)
Remeasurement in actuarial gains (losses) on defined benefit obligations (Note 26)	3,332	3,879	(5,640)
Income tax related to remeasurement adjustments (Note 7)	(832)	(971)	1,683
Depreciation of revaluation increment in investment properties transferred to property and equipment (Note 9)			(1)
Income tax related to revaluation increment charged directly to equity (Note 7)			1
Fair value adjustment on sale of property and equipment:		(108)
Fair value adjustment on sale of property and equipment (Note 26)		(144)
Income tax related to fair value adjustment on sale of property and equipment		36
Net other comprehensive income (loss) not to be reclassified to profit or loss in subsequent years	2,494	2,823	(3,994)
Total Other Comprehensive Income (Loss) - Net of Tax	(257)	1,767	(4,290)
Tax adjustments due to Corporate Recovery and Tax Incentives for Enterprises, or CREATE, Act		(2,546)
TOTAL COMPREHENSIVE INCOME	10,478	25,897	20,290
ATTRIBUTABLE TO:
Equity holders of PLDT	10,218	25,582	20,000
Noncontrolling interests	260	315	290
TOTAL COMPREHENSIVE INCOME	₱ 10,478	₱ 25,897	₱ 20,290